Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Estimated useful lives of property and equipment	Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Schedule of estimated useful live of intangible assets, net

Estimated Useful Lives
Computer software	5 years
Licensed copyrights of reading content	Lesser of the licensed period or 5 years
Trademark and Domain names	10 years
Audio content	Lesser of the licensed period or 5 years

Schedule of revenues disaggregated by products and services	The following table presents the Group’s revenues disaggregated by products and services (in thousands):

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net advertising revenues	930,025	696,664	619,260
Paid services revenues	100,306	89,043	72,760
Revenues from paid contents	43,113	33,847	34,917
Revenues from E-commerce and others	57,193	55,196	37,843
Total	1,030,331	785,707	692,020

Summary of Future Lease Payments under Operating Leases	Future lease payments under operating leases as of December 31, 2023 were as follows (in thousands):

Operating Lease Liabilities
RMB
Year ending December 31,
2024	22,343
2025	21,439
2026	21,629
2027	9,682
Total future lease payments	75,093
Less: Imputed interest	5,649
Total lease liability balance	69,444

Summary of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Years Ended December 31,
	2022	2023
	RMB	RMB
Cash payments for operating leases	28,322	25,890
Right-of-use assets obtained in exchange for operating lease liabilities	93,186	—